SHARE CAPITAL - Movement of Shares Issued and Outstanding (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Class A exchangeable shares
Number Of Shares Outstanding [Roll Forward]
Outstanding, beginning of year (in shares)	10,877,989	0
Issued (Repurchased)
Issuances (in shares)	0	10,877,989
Repurchases (in shares)	(1,283,000)	0
Outstanding, end of year (in shares)	9,594,989	10,877,989
Class B shares
Number Of Shares Outstanding [Roll Forward]
Outstanding, beginning of year (in shares)	24,000	0
Issued (Repurchased)
Issuances (in shares)	0	24,000
Repurchases (in shares)	0	0
Outstanding, end of year (in shares)	24,000	24,000
Class C shares
Number Of Shares Outstanding [Roll Forward]
Outstanding, beginning of year (in shares)	23,544,548	0
Issued (Repurchased)
Issuances (in shares)	17,390,075	23,544,548
Repurchases (in shares)	0	0
Outstanding, end of year (in shares)	40,934,623	23,544,548
Class A junior preferred shares
Number Of Shares Outstanding [Roll Forward]
Outstanding, beginning of year (in shares)	0	0
Issued (Repurchased)
Issuances (in shares)	100,460,280	0
Repurchases (in shares)	0	0
Outstanding, end of year (in shares)	100,460,280	0